Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Commodities Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund (Class A)†
Account Value	$ 9,386	$ 9,386	$ 9,386	$ 9,058	$ 9,564	$ 9,542	$ 8,671	$ 9,719	$ 8,447	$ 8,732	$ 9,249	$ 8,954	$ 10,060	$ 9,911	$ 7,488	$ 7,400	$ 7,067	$ 6,099	$ 5,385	$ 4,707	$ 4,516	$ 3,977	$ 7,046	$ 6,531	$ 6,790	$ 6,959	$ 6,102	$ 7,982	$ 7,889	$ 7,334	$ 7,218	$ 6,593	$ 6,182	$ 6,534	$ 6,896	$ 6,515	$ 6,795	$ 6,042	$ 6,236	$ 7,539	$ 9,431	$ 8,697	$ 9,527
Average Annual Return, Percent	3.10%	4.88%	(0.63%)
Commodities Strategy Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	8.24%	5.90%	(0.15%)
Commodities Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund (Class C)
Account Value	$ 9,134	$ 9,134	$ 9,134	8,832	9,342	9,336	8,503	9,547	8,314	8,611	9,139	8,862	9,974	9,846	7,455	7,378	7,060	6,105	5,399	4,728	4,545	4,011	7,117	6,610	6,885	7,070	6,210	8,140	8,060	7,507	7,402	6,774	6,364	6,744	7,131	6,754	7,060	6,284	6,503	7,869	9,858	9,115	10,000
Average Annual Return, Percent	6.41%	5.12%	(0.90%)
Commodities Strategy Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.41%	5.12%	(0.90%)
Commodities Strategy Fund - Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund (Class H)
Account Value	$ 9,833	$ 9,833	$ 9,833	9,490	10,022	9,999	9,088	10,184	8,853	9,152	9,693	9,383	10,541	10,385	7,847	7,752	7,403	6,393	5,643	4,932	4,734	4,168	7,384	6,845	7,115	7,293	6,394	8,367	8,269	7,688	7,567	6,910	6,480	6,850	7,230	6,835	7,118	6,330	6,542	7,917	9,889	9,130	10,000
Average Annual Return, Percent	8.19%	5.90%	(0.17%)
Guggenheim Managed Futures Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Managed Futures Strategy Fund (Class A)†
Account Value	$ 10,613	$ 10,613	$ 10,613	10,433	11,092	11,485	10,556	10,889	10,550	10,075	10,186	10,664	10,196	9,907	8,876	8,857	9,045	8,862	8,650	8,501	8,564	8,622	8,479	8,783	8,363	8,161	7,911	8,524	8,336	8,627	8,586	8,263	7,900	8,118	7,994	8,413	8,563	9,112	9,424	9,276	9,549	10,308	9,526
Average Annual Return, Percent	(4.28%)	3.57%	0.60%
Guggenheim Managed Futures Strategy Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.49%	4.59%	1.09%
Guggenheim Managed Futures Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Managed Futures Strategy Fund (Class C)
Account Value	$ 10,340	$ 10,340	$ 10,340	10,188	10,854	11,257	10,366	10,710	10,396	9,950	10,075	10,567	10,122	9,850	8,841	8,841	9,047	8,879	8,678	8,551	8,627	8,702	8,571	8,899	8,491	8,299	8,062	8,697	8,526	8,838	8,813	8,499	8,140	8,379	8,264	8,715	8,887	9,476	9,816	9,683	9,987	10,802	10,000
Average Annual Return, Percent	(1.20%)	3.82%	0.33%
Guggenheim Managed Futures Strategy Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(0.25%)	3.82%	0.33%
Guggenheim Managed Futures Strategy Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Managed Futures Strategy Fund (Class P)
Account Value	$ 11,167	$ 11,167	$ 11,167	10,975	11,668	12,079	11,108	11,456	11,097	10,600	10,716	11,223	10,733	10,425	9,339	9,319	9,521	9,324	9,102	8,952	9,013	9,074	8,919	9,243	8,797	8,586	8,327	8,966	8,773	9,079	9,036	8,697	8,312	8,527	8,392	8,832	8,990	9,565	9,894	9,738	10,025	10,822	10,000
Average Annual Return, Percent	0.48%	4.60%	1.11%
Guggenheim Managed Futures Strategy Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Managed Futures Strategy Fund (Institutional Class)
Account Value	$ 2,286,996	$ 2,286,996	$ 2,286,996	2,247,186	2,388,231	2,469,889	2,269,456	2,338,825	2,264,461	2,160,769	2,182,764	2,283,559	2,181,802	2,117,954	1,897,479	1,891,493	1,930,401	1,889,498	1,843,607	1,811,536	1,823,575	1,834,689	1,802,274	1,866,178	1,776,342	1,731,887	1,678,171	1,806,905	1,766,155	1,826,354	1,817,092	1,747,506	1,668,718	1,714,751	1,687,308	1,774,241	1,804,556	1,919,077	1,983,917	1,951,600	2,007,383	2,166,530	2,000,000
Average Annual Return, Percent	0.72%	4.88%	1.35%
Guggenheim Multi-Hedge Strategies Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Class A)†
Account Value	$ 11,086	$ 11,086	$ 11,086	11,467	11,698	12,055	11,498	11,677	11,222	11,137	11,027	11,154	11,225	11,345	11,424	11,525	11,669	11,236	10,660	10,448	10,383	10,371	9,926	9,991	9,840	9,720	9,472	9,628	9,505	9,660	9,935	9,672	9,612	9,584	9,600	9,562	9,546	9,658	9,642	9,546	9,542	9,789	9,526
Average Annual Return, Percent	(8.17%)	1.25%	1.04%
Guggenheim Multi-Hedge Strategies Fund - Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(3.58%)	2.23%	1.53%
Guggenheim Multi-Hedge Strategies Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Class C)
Account Value	$ 10,810	$ 10,810	$ 10,810	11,208	11,453	11,821	11,297	11,495	11,066	11,002	10,919	11,060	11,155	11,295	11,394	11,516	11,678	11,272	10,708	10,515	10,470	10,479	10,048	10,133	9,998	9,895	9,657	9,827	9,719	9,895	10,196	9,944	9,904	9,890	9,926	9,906	9,910	10,045	10,045	9,964	9,978	10,256	10,000
Average Annual Return, Percent	(5.25%)	1.47%	0.78%
Guggenheim Multi-Hedge Strategies Fund - Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(4.31%)	1.47%	0.78%
Guggenheim Multi-Hedge Strategies Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Class P)
Account Value	$ 11,651	$ 11,651	$ 11,651	12,055	12,296	12,674	12,087	12,275	11,797	11,705	11,594	11,725	11,799	11,929	12,008	12,112	12,263	11,814	11,205	10,980	10,916	10,903	10,433	10,506	10,347	10,217	9,957	10,115	9,986	10,136	10,425	10,153	10,086	10,057	10,073	10,033	10,017	10,138	10,121	10,021	10,013	10,276	10,000
Average Annual Return, Percent	(3.61%)	2.23%	1.54%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Institutional Class)
Account Value	$ 2,385,499	$ 2,385,499	$ 2,385,499	2,466,575	2,514,079	2,588,990	2,468,402	2,505,319	2,406,204	2,385,850	2,361,956	2,386,643	2,400,544	2,424,871	2,440,509	2,460,169	2,488,566	2,395,632	2,271,720	2,224,966	2,209,662	2,205,411	2,109,339	2,122,727	2,088,637	2,062,030	2,007,985	2,038,466	2,011,187	2,044,252	2,101,289	2,044,252	2,030,199	2,022,760	2,025,240	2,015,683	2,011,556	2,033,842	2,028,890	2,007,429	2,005,778	2,056,129	2,000,000
Average Annual Return, Percent	(3.36%)	2.49%	1.78%
S&P 500 Index | Commodities Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Commodities Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Commodities Strategy Fund - Class H
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Managed Futures Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Managed Futures Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Managed Futures Strategy Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Managed Futures Strategy Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 6,850,790	$ 6,850,790	$ 6,850,790	6,689,627	6,317,729	6,058,208	5,479,768	4,906,160	5,072,194	4,664,424	4,339,117	4,034,097	4,241,177	5,055,105	5,298,770	4,772,501	4,744,883	4,371,197	4,116,975	3,671,014	3,370,085	2,795,747	3,477,211	3,188,054	3,134,816	3,005,466	2,644,540	3,057,972	2,839,059	2,744,806	2,765,802	2,593,471	2,482,257	2,407,897	2,270,185	2,186,566	2,105,462	2,055,006	2,027,677	1,894,271	2,024,626	2,019,011	2,000,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Multi-Hedge Strategies Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Multi-Hedge Strategies Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Multi-Hedge Strategies Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index | Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 6,850,790	$ 6,850,790	$ 6,850,790	6,689,627	6,317,729	6,058,208	5,479,768	4,906,160	5,072,194	4,664,424	4,339,117	4,034,097	4,241,177	5,055,105	5,298,770	4,772,501	4,744,883	4,371,197	4,116,975	3,671,014	3,370,085	2,795,747	3,477,211	3,188,054	3,134,816	3,005,466	2,644,540	3,057,972	2,839,059	2,744,806	2,765,802	2,593,471	2,482,257	2,407,897	2,270,185	2,186,566	2,105,462	2,055,006	2,027,677	1,894,271	2,024,626	2,019,011	2,000,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index | Commodities Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Account Value	$ 11,309	$ 11,309	$ 11,309	10,894	11,499	11,425	10,352	11,597	9,999	10,279	10,813	10,454	11,656	11,426	8,583	8,455	8,036	6,944	6,115	5,342	5,106	4,622	8,017	7,403	7,725	7,836	6,816	8,845	8,728	8,082	7,909	7,196	6,712	7,100	7,477	7,070	7,376	6,547	6,714	8,054	9,979	9,178	10,000
Average Annual Return, Percent	9.25%	7.12%	1.24%
S&P Goldman Sachs Commodity Index | Commodities Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Account Value	$ 11,309	$ 11,309	$ 11,309	10,894	11,499	11,425	10,352	11,597	9,999	10,279	10,813	10,454	11,656	11,426	8,583	8,455	8,036	6,944	6,115	5,342	5,106	4,622	8,017	7,403	7,725	7,836	6,816	8,845	8,728	8,082	7,909	7,196	6,712	7,100	7,477	7,070	7,376	6,547	6,714	8,054	9,979	9,178	10,000
Average Annual Return, Percent	9.25%	7.12%	1.24%
S&P Goldman Sachs Commodity Index | Commodities Strategy Fund - Class H
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Account Value	$ 11,309	$ 11,309	$ 11,309	10,894	11,499	11,425	10,352	11,597	9,999	10,279	10,813	10,454	11,656	11,426	8,583	8,455	8,036	6,944	6,115	5,342	5,106	4,622	8,017	7,403	7,725	7,836	6,816	8,845	8,728	8,082	7,909	7,196	6,712	7,100	7,477	7,070	7,376	6,547	6,714	8,054	9,979	9,178	10,000
Average Annual Return, Percent	9.25%	7.12%	1.24%
ICE BofA 3-Month U.S. Treasury Bill Index | Guggenheim Managed Futures Strategy Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,923	$ 11,923	$ 11,923	11,784	11,624	11,472	11,325	11,171	11,025	10,897	10,781	10,690	10,640	10,629	10,625	10,623	10,622	10,622	10,619	10,616	10,612	10,610	10,549	10,501	10,442	10,376	10,314	10,256	10,206	10,160	10,124	10,095	10,069	10,048	10,038	10,030	10,020	10,013	10,005	10,002	10,001	10,000	10,000
Average Annual Return, Percent	5.28%	2.48%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index | Guggenheim Managed Futures Strategy Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,923	$ 11,923	$ 11,923	11,784	11,624	11,472	11,325	11,171	11,025	10,897	10,781	10,690	10,640	10,629	10,625	10,623	10,622	10,622	10,619	10,616	10,612	10,610	10,549	10,501	10,442	10,376	10,314	10,256	10,206	10,160	10,124	10,095	10,069	10,048	10,038	10,030	10,020	10,013	10,005	10,002	10,001	10,000	10,000
Average Annual Return, Percent	5.28%	2.48%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index | Guggenheim Managed Futures Strategy Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,923	$ 11,923	$ 11,923	11,784	11,624	11,472	11,325	11,171	11,025	10,897	10,781	10,690	10,640	10,629	10,625	10,623	10,622	10,622	10,619	10,616	10,612	10,610	10,549	10,501	10,442	10,376	10,314	10,256	10,206	10,160	10,124	10,095	10,069	10,048	10,038	10,030	10,020	10,013	10,005	10,002	10,001	10,000	10,000
Average Annual Return, Percent	5.28%	2.48%	1.77%
ICE BofA 3-Month U.S. Treasury Bill Index | Guggenheim Managed Futures Strategy Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 2,384,566	$ 2,384,566	$ 2,384,566	2,356,799	2,324,865	2,294,352	2,264,934	2,234,204	2,205,071	2,179,447	2,156,145	2,137,954	2,127,964	2,125,736	2,124,904	2,124,698	2,124,391	2,124,394	2,123,860	2,123,216	2,122,381	2,121,908	2,109,787	2,100,115	2,088,373	2,075,115	2,062,746	2,051,193	2,041,162	2,031,972	2,024,792	2,019,061	2,013,731	2,009,674	2,007,607	2,005,901	2,003,976	2,002,526	2,001,061	2,000,429	2,000,174	2,000,067	2,000,000
Average Annual Return, Percent	5.28%	2.48%	1.77%
HFRX Global Hedge Fund Index | Guggenheim Multi-Hedge Strategies Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Account Value	$ 12,184	$ 12,184	$ 12,184	12,162	11,909	11,866	11,575	11,382	11,297	11,226	11,226	11,208	11,151	11,585	11,744	11,736	11,753	11,476	11,330	10,780	10,492	9,880	10,608	10,342	10,178	10,019	9,766	10,340	10,381	10,363	10,469	10,315	10,130	10,041	9,877	9,765	9,556	9,456	9,636	9,695	10,127	10,206	10,000
Average Annual Return, Percent	5.26%	2.81%	1.99%
HFRX Global Hedge Fund Index | Guggenheim Multi-Hedge Strategies Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Account Value	$ 12,184	$ 12,184	$ 12,184	12,162	11,909	11,866	11,575	11,382	11,297	11,226	11,226	11,208	11,151	11,585	11,744	11,736	11,753	11,476	11,330	10,780	10,492	9,880	10,608	10,342	10,178	10,019	9,766	10,340	10,381	10,363	10,469	10,315	10,130	10,041	9,877	9,765	9,556	9,456	9,636	9,695	10,127	10,206	10,000
Average Annual Return, Percent	5.26%	2.81%	1.99%
HFRX Global Hedge Fund Index | Guggenheim Multi-Hedge Strategies Fund - Class P
Account Value [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Account Value	$ 12,184	$ 12,184	$ 12,184	12,162	11,909	11,866	11,575	11,382	11,297	11,226	11,226	11,208	11,151	11,585	11,744	11,736	11,753	11,476	11,330	10,780	10,492	9,880	10,608	10,342	10,178	10,019	9,766	10,340	10,381	10,363	10,469	10,315	10,130	10,041	9,877	9,765	9,556	9,456	9,636	9,695	10,127	10,206	10,000
Average Annual Return, Percent	5.26%	2.81%	1.99%
HFRX Global Hedge Fund Index | Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Account Value	$ 2,436,750	$ 2,436,750	$ 2,436,750	$ 2,432,432	$ 2,381,842	$ 2,373,126	$ 2,314,968	$ 2,276,360	$ 2,259,453	$ 2,245,188	$ 2,245,270	$ 2,241,610	$ 2,230,202	$ 2,317,020	$ 2,348,750	$ 2,347,125	$ 2,350,522	$ 2,295,286	$ 2,266,035	$ 2,155,908	$ 2,098,473	$ 1,976,100	$ 2,121,503	$ 2,068,351	$ 2,035,604	$ 2,003,857	$ 1,953,136	$ 2,068,072	$ 2,076,116	$ 2,072,586	$ 2,093,876	$ 2,063,000	$ 2,026,001	$ 2,008,224	$ 1,975,460	$ 1,952,906	$ 1,911,294	$ 1,891,104	$ 1,927,217	$ 1,939,019	$ 2,025,427	$ 2,041,250	$ 2,000,000
Average Annual Return, Percent	5.26%	2.81%	1.99%